Related party transactions - Schedule of Balances and Transactions with Lloyds Banking Group Plc and Fellow Subsidiaries of the Bank (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets, included within:
Derivative financial instruments	£ 3,260	£ 4,235
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	1,182	560
Total financial assets	603,983	584,365
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	3,852	4,049
Derivative financial instruments	4,286	5,787
Debt securities in issue at amortised cost	56,375	49,911
Subordinated liabilities	8,020	7,211	£ 6,935
Total financial liabilities	581,496	563,440
Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank
Assets, included within:
Derivative financial instruments	742	807
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	1,182	560
Total financial assets	1,924	1,367
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	3,852	4,049
Derivative financial instruments	580	687
Debt securities in issue at amortised cost	18,223	19,198
Subordinated liabilities	8,600	7,336
Total financial liabilities	£ 31,255	£ 31,270